Financial risk management (Details 3) - 12 months ended Dec. 31, 2024 - Cash flow hedges R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of detailed information about hedges [line items]
Hedging instrument	Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows
Hedged Transaction	Foreign exchange gains and losses of highly probable future monthly revenues
Nature of the Risk	Foreign Currency - Real vs US Dollar Spot Rate
US Dollars ("US$")
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | $	$ 26,500
Short-term financial investments – Reais
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | R$		R$ 164,080
Export credit note | 2022 to 2026
Disclosure of detailed information about hedges [line items]
Maturity Date	2022 to 2026
Export credit note | US Dollars ("US$") | 2022 to 2026
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | $	$ 16,500
Export credit note | Short-term financial investments – Reais | 2022 to 2026
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | R$		102,163
Advance on foreign exchange contract | 2025
Disclosure of detailed information about hedges [line items]
Maturity Date	2025
Advance on foreign exchange contract | US Dollars ("US$") | 2025
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | $	$ 10,000
Advance on foreign exchange contract | Short-term financial investments – Reais | 2025
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value | R$		R$ 61,917